SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED FUND

                                 -----------------

                          DWS Commodity Securities Fund


The following information changes certain investment limitations described under "Investment Process" in "The Fund's Main Investment Strategy" section of the prospectus:

The Advisor may determine, based on various factors, including changes in supply and demand for a certain commodity or commodities, broad economic projections or expectations of better relative value than investing in direct equity securities, to invest between 25% and 75% of the fund's assets in securities linked to physical commodities or an index of physical commodities, i.e., commodity-linked structured notes, as well as options and futures contracts related to physical commodities or commodities indexes. These options and futures contracts may be intended as a hedge against a decline in the value of portfolio investments or to achieve returns consistent with those anticipated to be earned from investments in other commodity-related investments.












               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group
December 7, 2007
DCSF-3600

Supplement to the currently effective Statements of Additional Information for the listed Fund:

DWS Commodity Securities Fund

--------------------------------------------------------------------------------

The following information replaces the second paragraph under "Investment Policies" in the "Investment Objective, Policies and Restrictions" section of the Fund's Statements of Additional Information:


The Advisor may determine, based on various factors, including changes in supply and demand for a certain commodity or commodities, broad economic projections or expectations of better relative value than investing in direct equity securities, to invest between 25% and 75% of the Fund's assets in securities linked to physical commodities or an index or portion of an index of physical commodities, i.e., commodity-linked structured notes, as well as options and futures contracts related to physical commodities or commodities indexes. These options and futures contracts may be intended as a hedge against a decline in the value of portfolio investments or to achieve returns consistent with those anticipated to be earned from investments in other commodity-related investments.





               Please Retain this Supplement for Future Reference


December 7, 2007
DCSF-3900